Note 7 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating loss carry forwards	$ 5,676,365	$ 5,232,734
Depreciation and amortization	1,366,666	2,030,293
Asset retirement obligations	816,378	820,440
Employee entitlements	204,712	181,222
Accruals	1,692,194	1,082,516
Decline in value of patents	1,070,959	1,121,593
Unrealized exchange loss	(56,706)	(88,319)
Other	(3,750)	(4,423)
Total deferred tax assets	10,880,230	10,376,056
Valuation allowance for deferred tax assets	(10,689,001)	(9,693,936)
Net deferred tax asset	191,229	682,120
Intangible assets	3,242,066	3,732,957
Total deferred tax liabilities	3,242,066	3,732,957
Net deferred tax liabilities	$ 3,050,837	$ 3,050,837